Note 23 Liabilities under insurance and reinsurance contracts by type of product (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Liabilities covered by insurance and reinsurance contracts		€ 12,760	€ 10,981	€ 12,110	€ 10,131
Liabilities for remaining coverage [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Liabilities covered by insurance and reinsurance contracts		11,456	9,835	10,900
6311 Life Insurance [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Liabilities covered by insurance and reinsurance contracts		11,141	9,555	10,657
6311 Life Insurance [Member] | Individual life insurance [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Liabilities covered by insurance and reinsurance contracts	[1]	9,433	7,643	8,900
6311 Life Insurance [Member] | Group insurance [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Liabilities covered by insurance and reinsurance contracts	[2]	1,708	1,912	1,757
Non-life insurance [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Liabilities covered by insurance and reinsurance contracts		315	280	243
Liabilities for incurred claims [member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Liabilities covered by insurance and reinsurance contracts		€ 1,304	€ 1,146	€ 1,210

[1]	(1) Provides coverage in the event of death, disability and serious illness.
[2]	(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of their employees.